SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	401,295
Granted | shares	784,000
Exercised | shares	(193,029)
Forfeited | shares	(6,781)
Outstanding - end of the year | shares	985,485
Options exercisable at the end of the year | shares	103,747
Vested and expected to vest | shares	985,485
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 10.09
Granted | $ / shares	37.92
Exercised | $ / shares	9.85
Forfeited | $ / shares	9.85
Outstanding - end of the year | $ / shares	32.28
Options exercisable at the end of the year | $ / shares	37.66
Vested and expected to vest | $ / shares	$ 32.28
Aggregate intrinsic value
Exercised | $	$ 6,465
Outstanding - end of the year | $	10,899
Options exercisable at the end of the year | $	589
Vested and expected to vest | $	$ 10,899